SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Note 19 – Selected Quarterly Financial Data (unaudited)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
(In thousands)	2018	2017	2018	2017	2018	2017	2018	2017

Interest and dividend income	$9,753	$8,112	$10,377	$8,816	$10,833	$9,239	$11,377	$9,615
Interest expense	1,034	781	1,213	879	1,429	1,005	1,537	1,062
Net interest and dividend income	8,719	7,331	9,164	7,937	9,404	8,234	9,840	8,553
Provision for loan losses	656	563	638	892	1,421	1,012	614	462
Gain on sale of securities, net	-	482	-	58	-	1,851	-	3,521
Other income	1,013	1,020	1,118	1,012	1,059	1,046	988	966
Total noninterest income	1,013	1,502	1,118	1,070	1,059	2,897	988	4,487
Total noninterest expense	6,376	5,621	6,411	5,875	6,223	5,914	6,404	6,339
Income tax expense	678	847	843	639	741	1,434	975	4,498
Net income	$2,022	$1,802	$2,390	$1,601	$2,078	$2,771	$2,835	$1,741

Income per share:
Basic	$0.22	$0.16	$0.26	$0.15	$0.22	$0.19	$0.31	$0.19
Diluted	$0.22	$0.16	$0.26	$0.15	$0.22	$0.19	$0.30	$0.19

Weighted Average Shares:
Basic	9,219,865	9,192,568	9,233,745	9,193,836	9,247,367	9,201,634	9,258,858	9,208,854
Diluted	9,225,003	9,192,568	9,302,425	9,198,286	9,355,410	9,213,056	9,339,431	9,257,702